Portfolio of Investments May 31, 2025
NAN
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 170.3% (100.0% of Total Investments)
X 582,504,363 MUNICIPAL BONDS - 170.3%  (100.0% of Total Investments) X –
CONSUMER STAPLES - 6.4% (3.8% of Total Investments)
$ 12,500,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005A
5 .000% 06/01/38 $ 11,660,786
3,210,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005A
5 .000 06/01/45 2,805,210
120,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series 2016A-1
5 .625 06/01/35 121,191
1,145,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .750 06/01/43 1,108,861
7,155,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/48 6,252,585
TOTAL CONSUMER STAPLES 21,948,633
EDUCATION AND CIVIC ORGANIZATIONS - 13.8% (8.1% of Total Investments)
2,875,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Enterprise Charter
School Project, Series 2011A
7 .500 12/01/40 2,616,098
340,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4 .500 06/15/43 312,225
550,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4 .750 06/15/58 488,743
400,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5 .250 07/01/52 397,768
1,000,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5 .250 07/01/57 987,205
200,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5 .250 07/01/62 195,726
1,405,000 (a) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5 .250 11/01/34 843,000
1,300,000 (a) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5 .000 11/01/39 780,000
870,000 (b) Build NYC Resource Corporation Revenue Bonds, New York, East
Harlem Scholars Academy Charter School Project, Series 2022
(Social Bonds)
5 .750 06/01/62 831,193
1,000,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 1,039,181
1,000,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .250 06/01/40 934,328
290,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5 .000 06/01/41 249,929
1,000,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5 .000 06/01/51 797,603
1,670,000 (b) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7 .250 07/01/53 1,626,674
4,030,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5 .000 07/15/50 3,884,687
2,000,000 Dormitory Authority of the State of New York, Housing Revenue
Bonds, Fashion Institute of Technology, Series 2007 - FGIC
Insured
5 .250 07/01/29 2,041,235
1,565,000 Dormitory Authority of the State of New York, Revenue Bonds,
Fordham University, Series 2020
4 .000 07/01/46 1,364,406
1,820,000 Dormitory Authority of the State of New York, Revenue Bonds,
New School University, Series 2015A
5 .000 07/01/40 1,822,653
1,055,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2016A
5 .000 07/01/35 1,069,114
2,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2016A
5 .000 07/01/36 2,025,483

Portfolio of Investments May 31, 2025
(continued)
NAN

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 2,625,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Series 2020A
5 .000% 07/01/53 $ 2,664,698
3,140,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5 .500 12/01/36 2,820,834
2,705,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 2,323,766
1,005,000 Hempstead Town Local Development Corporation, New York,
Revenue Bonds, Adelphi University Project, Series 2013
5 .000 09/01/38 1,004,989
265,000 Hempstead Town Local Development Corporation, New York,
Revenue Bonds, Adelphi University Project, Series 2013
5 .000 09/01/43 257,249
2,880,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds,  University of Rochester Project, Series 2023A
5 .000 07/01/53 2,923,607
3,030,000 New Rochelle Corporation, New York, Local Development
Revenue Bonds, Iona College Project, Series 2015A
5 .000 07/01/40 3,030,003
5,000,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium
Project, Series 2020A
4 .000 03/01/45 4,391,645
2,055,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium
Project, Series 2020A - AGM Insured
4 .000 03/01/45 1,849,967
1,515,000 Onondaga Civic Development Corporation, New York, Revenue
Bonds, Le Moyne College Project, Series 2015
5 .000 07/01/40 1,504,448
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 47,078,457
FINANCIALS - 3.8% (2.2% of Total Investments)
4,725,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5 .250 10/01/35 5,274,979
6,885,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007
5 .500 10/01/37 7,780,563
TOTAL FINANCIALS 13,055,542
HEALTH CARE - 24.9% (14.6% of Total Investments)
11,020,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4 .250 05/01/52 9,688,054
4,745,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
5 .000 05/01/52 4,749,634
3,000,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2024A
4 .000 05/01/54 2,498,940
7,950,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2024A
5 .250 05/01/54 8,061,492
5,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Memorial Sloan Kettering Cancer Center Series 2022-1A
4 .000 07/01/51 4,303,756
2,420,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5 .000 08/01/30 2,479,273
4,275,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5 .000 08/01/33 4,339,343
3,060,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5 .000 08/01/34 3,095,665
9,150,000 Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A
4 .000 07/01/50 7,732,806
3,820,000 Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A
4 .000 07/01/53 3,191,019
2,000,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/40 1,795,130
5,900,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/35 5,708,261
220,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .250 10/01/49 220,382
1,920,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .500 10/01/54 2,006,454
870,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
4 .000 07/01/41 787,002
8,300,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
5 .000 07/01/46 7,914,901

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 480,000 Livingston County Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital, Series
2005
6 .000% 07/01/30 $ 480,711
2,410,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series 2017
5 .000 12/01/46 2,384,958
4,470,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester Regional Health Project, Series 2020A
4 .000 12/01/46 3,821,999
620,000 New York State Dormitory Authority, Revenue Bonds, Memorial
Sloan-Kettering Cancer Center Series 2025-I
5 .250 07/01/54 640,456
9,795,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Refunding Series 2016
5 .000 11/01/46 8,785,337
240,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023
6 .250 11/01/52 256,332
TOTAL HEALTH CARE 84,941,905
HOUSING/MULTIFAMILY - 0.6% (0.4% of Total Investments)
1,900,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A
4 .650 11/01/49 1,824,517
325,000 (b) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F
Series 2024
5 .250 12/15/31 330,449
TOTAL HOUSING/MULTIFAMILY 2,154,966
HOUSING/SINGLE FAMILY - 0.1% (0.1% of Total Investments)
460,000 Guam Housing Corporation, Mortgage-Backed Securities
Program Single Family Mortgage Revenue Bonds, Series 1998A,
(AMT)
5 .750 09/01/31 462,192
TOTAL HOUSING/SINGLE FAMILY 462,192
INDUSTRIALS - 5.8% (3.4% of Total Investments)
7,625,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 7,416,542
2,500,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5 .375 11/15/40 2,499,852
40,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding Green
Series 2022A-CL2
3 .500 09/15/52 30,180
4,200,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 10/31/41 3,659,916
1,060,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 10/31/46 884,782
6,750,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 04/30/53 5,313,423
TOTAL INDUSTRIALS 19,804,695
LONG-TERM CARE - 0.4% (0.2% of Total Investments)
1,045,000 Dormitory Authority of the State of New York, Non-State
Supported Debt, Ozanam Hall of Queens Nursing Home
Revenue Bonds, Series 2006
5 .000 11/01/31 1,058,344
340,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Ann's Community Project, Series 2019
5 .000 01/01/40 313,624
TOTAL LONG-TERM CARE 1,371,968
MATERIALS - 0.6% (0.3% of Total Investments)
1,935,000 (b) Build New York City Resource Corporation, New York, Solid
Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project,
Series 2014, (AMT)
5 .000 01/01/35 1,935,504
TOTAL MATERIALS 1,935,504

Portfolio of Investments May 31, 2025
(continued)
NAN

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL - 6.9% (4.1% of Total Investments)
$ 3,000,000 Nassau County, New York, General Obligation Bonds, General
Improvement Bonds Series 2019B - AGM Insured
5 .000% 04/01/44 $ 3,089,321
5,000,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2018A - AGM Insured
5 .000 04/01/43 5,071,825
4,390,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series E-1
5 .000 03/01/40 4,461,006
2,200,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series F-1
5 .000 04/01/38 2,248,871
3,110,000 New York City, New York, General Obligation Bonds, Fiscal 2021
Series C
5 .000 08/01/43 3,170,197
4,210,000 New York City, New York, General Obligation Bonds, Fiscal 2023
Series B-1
5 .250 10/01/47 4,329,189
1,506,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 1,291,268
TOTAL TAX OBLIGATION/GENERAL 23,661,677
TAX OBLIGATION/LIMITED - 51.3% (30.1% of Total Investments)
10,000,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Series 2019A
5 .000 11/01/49 10,215,731
7,500,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2024A
4 .000 03/15/54 6,410,620
7,710,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Bidding Group 1
Through 5, Series 2020A
4 .000 03/15/44 6,915,590
1,135,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019D
4 .000 02/15/38 1,105,219
1,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2021A
5 .000 03/15/49 1,011,827
5,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2017A
5 .000 03/15/44 5,035,584
3,990,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018A
5 .000 03/15/40 4,046,587
3,225,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/26 3,246,814
2,355,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/39 2,319,394
1,000,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Green Fiscal 2022 Series A
4 .000 02/15/36 1,005,391
3,750,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000 02/15/39 3,800,543
1,660,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Green Series 2024A
4 .000 11/15/51 1,463,135
7,265,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Series 2022A
4 .000 11/15/42 6,723,194
890,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal Series 2016S-1
5 .000 07/15/35 898,089
2,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1
5 .000 02/01/43 2,010,956
845,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries C-1
4 .000 02/01/42 780,123
5,295,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
4 .250 05/01/54 4,772,328
11,225,000 (c) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024C, (UB)
5 .250 05/01/50 11,619,603
10,000,000 (c) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024C, (UB)
5 .000 05/01/53 10,144,004
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024C
5 .500 05/01/53 5,271,774
14,830,000 (c) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024C, (UB)
5 .500 05/01/53 15,636,080
4,995,000 New York State Dormitory Authority, Personal Income Tax
Revenue Bonds, General Purpose Series 2019A
4 .000 03/15/49 4,309,991
3,730,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A
5 .000 03/15/45 3,809,815

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 4,135,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C
5 .000% 03/15/47 $ 4,178,102
3,000,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C
4 .000 03/15/49 2,601,255
7,700,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2022A
5 .000 03/15/48 7,894,038
11,014,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 2,600,136
24,475,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 22,995,623
32,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 27,730
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 896,507
2,000,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/29 1,586,122
1,000,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/35 745,727
5,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2021B-1
5 .000 05/15/56 5,012,999
3,800,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2022 A
4 .000 05/15/51 3,243,024
1,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Subseries 2021A-1
5 .000 05/15/51 1,010,000
1,065,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C
4 .125 05/15/52 920,253
1,785,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C
5 .250 05/15/52 1,838,540
7,080,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2024A-1
5 .250 05/15/59 7,344,222
TOTAL TAX OBLIGATION/LIMITED 175,446,670
TRANSPORTATION - 45.5% (26.7% of Total Investments)
2,610,000 (d) Build NYC Resource Corporation, New York, Airport Facilities
Revenue Bonds. TrIPs Obligated Group, Senior Series 2025,
(AMT)
5 .500 07/01/50 2,654,322
5,425,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2016A-1
5 .000 11/15/46 5,361,575
1,110,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
5 .000 11/15/50 1,102,088
5,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Series 2016B
5 .000 11/15/37 5,044,417
5,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2015C-1
5 .250 11/15/29 5,027,317
11,920,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2016C-1
5 .250 11/15/56 11,913,373
200,000 (a) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .300 10/01/37 128,000
5,500,000 (a) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .350 10/01/46 3,520,000
5,495,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, Secured by Port Authority Consolidated Bonds,
Refunding Series 1WTC-2021 - BAM Insured
4 .000 02/15/43 4,989,214
5,000,000 New York State Thruway Authority, General Revenue Bonds,
Series 2020N
4 .000 01/01/42 4,609,141
3,000,000 New York State Thruway Authority, General Revenue Bonds,
Series 2020N
4 .000 01/01/43 2,738,081
2,190,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A
5 .250 01/01/56 2,178,862

Portfolio of Investments May 31, 2025
(continued)
NAN

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000% 07/01/46 $ 973,282
13,895,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 13,538,985
8,450,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
5 .500 12/31/60 8,491,178
1,500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 1,499,986
9,730,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 9,693,657
400,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 407,088
1,340,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
6 .000 06/30/54 1,405,697
6,850,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
5 .375 06/30/60 6,819,215
140,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020A, (AMT)
4 .000 12/01/40 125,919
1,250,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5 .000 12/01/34 1,322,341
5,825,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/35 6,019,905
8,515,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/27 8,620,166
2,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/31 2,023,548
2,745,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/36 2,744,870
3,100,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 3,367,355
5,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Ninety-Eighth Series 2016
5 .250 11/15/56 5,021,995
3,975,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fifth Series 2017
5 .000 11/15/47 4,000,599
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5 .000 12/01/53 4,002,634
5,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twentieth Series 2019, (AMT)
4 .000 11/01/59 4,018,416
2,810,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020, (AMT)
4 .000 07/15/55 2,300,015
5,340,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017A
5 .000 11/15/47 5,340,076
3,500,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, Refunding Subordinate Lien Series
2017A2
5 .000 11/15/42 3,513,119
3,000,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2020A
4 .000 11/15/54 2,532,812

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 10,000,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2022A
4 .000% 11/15/52 $ 8,618,842
TOTAL TRANSPORTATION 155,668,090
U.S. GUARANTEED - 0.0% (0.0% of Total Investments) (e)
5,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019A,
(Pre-refunded 3/15/29)
4 .000 03/15/49 5,176
TOTAL U.S. GUARANTEED 5,176
UTILITIES - 10.2% (6.0% of Total Investments)
2,945,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Green Series 2023E
5 .000 09/01/53 2,980,343
1,310,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2016B
5 .000 09/01/46 1,312,761
90,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017
5 .000 09/01/42 90,467
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2025 Series BB
5 .250 06/15/55 5,204,364
4,080,000 New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue Bonds, New
York City Municipal Water Finance Authority Projects-Second
Resolution Bonds, Subordinated SRF Series 2017A
5 .000 06/15/46 4,108,056
7,500,000 New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue Bonds, New
York City Municipal Water Finance Authority Projects-Second
Resolution Bonds, Subordinated SRF Series 2017E
5 .000 06/15/47 7,547,762
2,740,000 New York State Power Authority, General Revenue Bonds, Green
Series 2024A
4 .000 11/15/54 2,326,750
5,000,000 New York State Power Authority, General Revenue Bonds, Series
2020A
4 .000 11/15/55 4,230,927
2,270,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5 .000 11/15/48 2,307,142
1,920,000 (b) Niagara Area Development Corporation, New York, Solid Waste
Disposal Facility Revenue Refunding Bonds, Covanta Energy
Project, Series 2018A, (AMT)
4 .750 11/01/42 1,742,554
1,940,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 1,840,873
1,250,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2017
5 .000 12/15/38 1,276,889
TOTAL UTILITIES 34,968,888
TOTAL MUNICIPAL BONDS
(Cost $602,760,989) 582,504,363
TOTAL LONG-TERM INVESTMENTS
(Cost $602,760,989) 582,504,363
FLOATING RATE OBLIGATIONS - (8.4)%   (28,840,000)
AMTP SHARES, NET - (37.1)% (f) (126,965,954)
VRDP SHARES, NET - (25.8)% (g) (88,329,802)
OTHER ASSETS & LIABILITIES, NET - 1.0% 3,619,599
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 341,988,206
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $31,568,907 or 5.4% of Total Investments.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) When-issued or delayed delivery security.

Portfolio of Investments May 31, 2025
(continued)
NAN

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) AMTP Shares, Net as a percentage of Total Investments is 21.8%.
(g) VRDP Shares, Net as a percentage of Total Investments is 15.2%.
NAN
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 582,504,363 $ – $ 582,504,363
Total $ – $ 582,504,363 $ – $ 582,504,363